Acquisition of Fortress Cove (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	May 06, 2024	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Business Acquisition [Line Items]
Newly issued ordinary shares, value		$ 15,000,000
Guangzhou Beauty Wellness Health Technology Co Ltd [Member]
Business Acquisition [Line Items]
Impairment of intangible assets	$ 279,025
Guangzhou Beauty Wellness Health Technology Co Ltd [Member]
Business Acquisition [Line Items]
Impairment of intangible assets	$ 58,803
Fortress Cove Limited [Member]
Business Acquisition [Line Items]
Business aquisition, description	The acquisition has been closed on May 8, 2024 (“Acquisition Date”). Meng Dong (James) Tan, a significant shareholder of EUDA, who holds more than 25% of the currently issued and outstanding ordinary shares of the EUDA, is also a 40% shareholder of Fortress Cove before the Acquisition Date.
Impairment of intangible assets	$ 14,762,562
Share Purchase Agreement [Member] | Forecast [Member] | Minimum [Member]
Business Acquisition [Line Items]
Net income loss			$ 5,000,000	$ 2,000,000
Share Purchase Agreement [Member] | Fortress Cove Limited [Member]
Business Acquisition [Line Items]
Owned Percentage	100.00%
Newly issued ordinary shares	8,571,429
Newly issued ordinary shares, value	$ 15,000,000
Business acquisition, share price	$ 1.75